Restructuring - Restructuring Expense by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Restructuring Cost and Reserve [Line Items]
Restructuring	$ 45,045	$ 24,855
Severance and related employee costs
Restructuring Cost and Reserve [Line Items]
Restructuring	41,403	7,074
Asset Impairment Costs
Restructuring Cost and Reserve [Line Items]
Restructuring	460	15,500
Other
Restructuring Cost and Reserve [Line Items]
Restructuring	3,182	2,281
Global Lottery
Restructuring Cost and Reserve [Line Items]
Restructuring	5,399	2,170
Global Lottery | Severance and related employee costs
Restructuring Cost and Reserve [Line Items]
Restructuring	5,399	2,164
Global Lottery | Asset Impairment Costs
Restructuring Cost and Reserve [Line Items]
Restructuring	0	0
Global Lottery | Other
Restructuring Cost and Reserve [Line Items]
Restructuring	0	6
Global Gaming
Restructuring Cost and Reserve [Line Items]
Restructuring	33,612	18,362
Global Gaming | Severance and related employee costs
Restructuring Cost and Reserve [Line Items]
Restructuring	29,936	3,173
Global Gaming | Asset Impairment Costs
Restructuring Cost and Reserve [Line Items]
Restructuring	460	15,500
Global Gaming | Other
Restructuring Cost and Reserve [Line Items]
Restructuring	3,216	311
Corporate and Other
Restructuring Cost and Reserve [Line Items]
Restructuring	6,034	4,323
Corporate and Other | Severance and related employee costs
Restructuring Cost and Reserve [Line Items]
Restructuring	6,068	1,737
Corporate and Other | Asset Impairment Costs
Restructuring Cost and Reserve [Line Items]
Restructuring	0	0
Corporate and Other | Other
Restructuring Cost and Reserve [Line Items]
Restructuring	$ 34	$ 2,586